Ordinary shares with preference rights (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Series C Shares
Ordinary shares with preference rights
Redemption price as a percentage of issue price	100.00%
Temporary equity, Issue price	¥ 552,330
Redemption, compound rate of interest per annum	8.00%
Minimum percentage of equity interest to be sold	50.00%
Liquidation preference of temporary equity as a percentage of issue price	100.00%
Liquidation preference of temporary equity, compound rate of interest per annum	8.00%
Series B Shares
Ordinary shares with preference rights
Redemption price as a percentage of issue price	100.00%
Temporary equity, Issue price	¥ 167,500
Redemption, compound rate of interest per annum	10.00%
Liquidation preference of temporary equity, simple interest rate of interest per annum	6.00%
Liquidation preference of common stock as a percentage of issue price	100.00%
Series A Shares
Ordinary shares with preference rights
Liquidation preference of temporary equity, simple interest rate of interest per annum	6.00%
Liquidation preference of common stock as a percentage of issue price	100.00%
Common stock issue price	¥ 49,000